Leases - Additional Information (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total cash outflow for leases	¥ 0.5	¥ 0.5